Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Small/Mid Cap Growth Fund

Shares	Description	Value (†)
Common Stocks— 97.3% of Net Assets
	Aerospace & Defense — 9.0%
46,016	ATI, Inc.(a)	$3,973,022
32,328	BWX Technologies, Inc.	4,657,172
41,454	Hexcel Corp.	2,341,737
59,574	Karman Holdings, Inc.(a)	3,000,742
43,465	Leonardo DRS, Inc.	2,020,253
32,566	Loar Holdings, Inc.(a)	2,806,212
92,768	StandardAero, Inc.(a)	2,936,107
		21,735,245
	Banks — 1.5%
47,531	Axos Financial, Inc.(a)	3,614,257
	Biotechnology — 8.9%
90,444	Alkermes PLC(a)	2,587,603
19,269	Ascendis Pharma AS, ADR(a)	3,325,829
42,559	Insmed, Inc.(a)	4,283,138
22,103	Natera, Inc.(a)	3,734,081
18,310	Neurocrine Biosciences, Inc.(a)	2,301,384
258,007	Roivant Sciences Ltd.(a)	2,907,739
56,767	Travere Therapeutics, Inc.(a)	840,151
53,298	Veracyte, Inc.(a)	1,440,645
		21,420,570
	Broadline Retail — 1.6%
28,859	Ollie's Bargain Outlet Holdings, Inc.(a)	3,803,039
	Capital Markets — 4.2%
21,525	Hamilton Lane, Inc., Class A	3,059,133
41,215	Jefferies Financial Group, Inc.	2,254,048
55,551	StepStone Group, Inc., Class A	3,083,081
19,774	StoneX Group, Inc.(a)	1,802,202
		10,198,464
	Commercial Services & Supplies — 1.9%
22,605	Casella Waste Systems, Inc., Class A(a)	2,608,165
14,203	VSE Corp.	1,860,309
		4,468,474
	Communications Equipment — 1.6%
46,448	Ciena Corp.(a)	3,777,616
	Construction Materials — 1.4%
40,438	Knife River Corp.(a)	3,301,358
	Consumer Finance — 0.6%
13,051	Enova International, Inc.(a)	1,455,448
	Consumer Staples Distribution & Retail — 4.7%
35,621	BJ's Wholesale Club Holdings, Inc.(a)	3,841,012
9,148	Casey's General Stores, Inc.	4,667,950
32,102	Performance Food Group Co.(a)	2,807,962
		11,316,924
	Diversified Consumer Services — 3.8%
25,832	Bright Horizons Family Solutions, Inc.(a)	3,192,577
149,252	Laureate Education, Inc.(a)	3,489,512
71,613	Universal Technical Institute, Inc.(a)	2,426,964
		9,109,053
	Electrical Equipment — 1.3%
21,103	Generac Holdings, Inc.(a)	3,022,161
	Electronic Equipment, Instruments & Components — 3.8%
23,710	Advanced Energy Industries, Inc.	3,141,575
Shares	Description	Value (†)
	Electronic Equipment, Instruments & Components — continued
87,352	Mirion Technologies, Inc.(a)	$1,880,689
53,343	Trimble, Inc.(a)	4,053,001
		9,075,265
	Energy Equipment & Services — 0.6%
83,483	Flowco Holdings, Inc., Class A	1,486,832
	Financial Services — 1.8%
62,926	Chime Financial, Inc., Class A(a)	2,171,576
20,934	Euronet Worldwide, Inc.(a)	2,122,289
		4,293,865
	Health Care Equipment & Supplies — 6.5%
27,268	Glaukos Corp.(a)	2,816,512
26,981	Integer Holdings Corp.(a)	3,317,853
33,765	Merit Medical Systems, Inc.(a)	3,156,352
13,214	Penumbra, Inc.(a)	3,391,109
50,978	PROCEPT BioRobotics Corp.(a)	2,936,333
		15,618,159
	Health Care Providers & Services — 4.8%
39,797	HealthEquity, Inc.(a)	4,169,134
45,196	Hinge Health, Inc., Class A(a)	2,338,893
307,080	LifeStance Health Group, Inc.(a)	1,587,603
153,266	Privia Health Group, Inc.(a)	3,525,118
		11,620,748
	Health Care Technology — 1.2%
45,410	Doximity, Inc., Class A(a)	2,785,449
	Hotels, Restaurants & Leisure — 6.2%
298,350	Genius Sports Ltd.(a)	3,102,840
136,051	Life Time Group Holdings, Inc.(a)	4,126,427
32,638	Planet Fitness, Inc., Class A(a)	3,559,174
21,324	Texas Roadhouse, Inc.	3,996,331
		14,784,772
	Insurance — 0.9%
11,004	Reinsurance Group of America, Inc.	2,182,754
	Life Sciences Tools & Services — 1.5%
13,686	Repligen Corp.(a)	1,702,265
73,266	Stevanato Group SpA	1,789,888
		3,492,153
	Machinery — 7.5%
14,349	Chart Industries, Inc.(a)	2,362,563
25,498	Esab Corp.	3,073,784
19,070	Federal Signal Corp.	2,029,429
53,674	Flowserve Corp.	2,809,834
22,826	ITT, Inc.	3,579,802
11,004	RBC Bearings, Inc.(a)	4,234,339
		18,089,751
	Oil, Gas & Consumable Fuels — 1.1%
120,783	Magnolia Oil & Gas Corp., Class A	2,715,202
	Professional Services — 2.1%
68,347	ExlService Holdings, Inc.(a)	2,992,915
12,017	Paylocity Holding Corp.(a)	2,177,360
		5,170,275
	Real Estate Management & Development — 0.7%
13,764	Colliers International Group, Inc.	1,796,753
	Semiconductors & Semiconductor Equipment — 6.2%
86,558	Allegro MicroSystems, Inc.(a)	2,959,418

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
23,750	MKS, Inc.	$2,359,800
10,295	Nova Ltd.(a)	2,833,184
37,190	Power Integrations, Inc.	2,078,921
28,744	Rambus, Inc.(a)	1,840,191
19,954	Silicon Laboratories, Inc.(a)	2,940,421
		15,011,935
	Software — 11.0%
93,736	Alkami Technology, Inc.(a)	2,825,203
23,084	Cellebrite DI Ltd.(a)	369,344
107,389	Clearwater Analytics Holdings, Inc., Class A(a)	2,355,041
18,304	Commvault Systems, Inc.(a)	3,190,936
10,238	CyberArk Software Ltd.(a)	4,165,637
15,954	Guidewire Software, Inc.(a)	3,756,369
7,907	InterDigital, Inc.	1,772,987
58,845	nCino, Inc.(a)	1,645,895
10,474	SPS Commerce, Inc.(a)	1,425,407
5,237	Tyler Technologies, Inc.(a)	3,104,703
24,992	Workiva, Inc.(a)	1,710,702
		26,322,224
	Trading Companies & Distributors — 0.9%
17,678	SiteOne Landscape Supply, Inc.(a)	2,137,977
	Total Common Stocks (Identified Cost $203,710,545)	233,806,723

Principal Amount	Description	Value (†)
Short-Term Investments — 2.7%
$6,548,285	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2025 at 2.900% to be repurchased at $6,548,813 on 7/01/2025 collateralized by $6,678,800 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $6,679,393 including accrued interest(b) (Identified Cost $6,548,285)	$6,548,285
	Total Investments — 100.0% (Identified Cost $210,258,830)	240,355,008
	Other assets less liabilities — (0.0)%	(54,179)
	Net Assets — 100.0%	$240,300,829

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the
Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of June 30, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$233,806,723	$ —	$ —	$233,806,723
Short-Term Investments	—	6,548,285	—	6,548,285
Total Investments	$233,806,723	$6,548,285	$—	$240,355,008

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.